Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trading Securities And Trading Assets [Member]
Assets:
Balance, beginning of period	$ 441	$ 650	$ 823
Net gains (losses) included in net income	(51)	31	59
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(4)	(159)	(204)
Transfers into Level 3	1	13	31
Transfers out of Level 3	(13)	(94)	(59)
Balance, end of period	374	441	650
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(41)	(43)	(16)
Trading Securities [Member]
Assets:
Balance, beginning of period	407	595	769
Net gains (losses) included in net income	(45)	28	69
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(4)	(135)	(215)
Transfers into Level 3	1	12	30
Transfers out of Level 3	(13)	(93)	(58)
Balance, end of period	346	407	595
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(42)	(29)	(15)
Trading Securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Balance, beginning of period	8	7	39
Net gains (losses) included in net income	0	0	1
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(5)	1	(2)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(31)
Balance, end of period	3	8	7
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Trading Securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Balance, beginning of period	343	445	541
Net gains (losses) included in net income	(38)	8	36
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	15	(110)	(121)
Transfers into Level 3	0	0	4
Transfers out of Level 3	(11)	0	(15)
Balance, end of period	309	343	445
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(42)	(28)	(48)
Trading Securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	56	54	53
Net gains (losses) included in net income	(7)	2	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(13)	0	(21)
Transfers into Level 3	0	12	26
Transfers out of Level 3	(2)	(12)	(4)
Balance, end of period	34	56	54
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	(2)	1
Trading Securities [Member] | Mortgage-backed securities [Member]
Assets:
Balance, beginning of period	0	0	1
Net gains (losses) included in net income	0	1	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	(1)	2
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(3)
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	1	0
Trading Securities [Member] | Asset-backed securities [Member]
Assets:
Balance, beginning of period	0	79	122
Net gains (losses) included in net income	0	16	32
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	(14)	(70)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(81)	(5)
Balance, end of period	0	0	79
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	32
Trading Securities [Member] | Equity securities [Member]
Assets:
Balance, beginning of period	0	10	13
Net gains (losses) included in net income	0	1	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(1)	(11)	(3)
Transfers into Level 3	1	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	10
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Other trading asset [Member]
Assets:
Balance, beginning of period	34	55	54
Net gains (losses) included in net income	(6)	3	(10)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	(24)	11
Transfers into Level 3	0	1	1
Transfers out of Level 3	0	(1)	(1)
Balance, end of period	28	34	55
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	1	(14)	(1)
Available-for-sale securities [Member]
Assets:
Balance, beginning of period	3,726	6,029	7,995
Net gains (losses) included in net income	79	258	200
Net gains (losses) included in other comprehensive income	2	(251)	(232)
Purchases, sales, issuances and settlements, net	99	(1,602)	(1,720)
Transfers into Level 3	80	8	148
Transfers out of Level 3	(481)	(716)	(362)
Balance, end of period	3,505	3,726	6,029
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(7)	(40)	(8)
Available-for-sale securities [Member] | Debt securities [Member]
Assets:
Balance, beginning of period	3,726	5,366	7,266
Net gains (losses) included in net income	79	255	188
Net gains (losses) included in other comprehensive income	2	(249)	(203)
Purchases, sales, issuances and settlements, net	99	(1,578)	(1,671)
Transfers into Level 3	80	8	148
Transfers out of Level 3	(481)	(76)	(362)
Balance, end of period	3,505	3,726	5,366
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(7)	(40)	(8)
Available-for-sale securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Balance, beginning of period	1,500	2,277	3,214
Net gains (losses) included in net income	6	6	21
Net gains (losses) included in other comprehensive income	(25)	(16)	(86)
Purchases, sales, issuances and settlements, net	60	(691)	(569)
Transfers into Level 3	80	0	59
Transfers out of Level 3	(481)	(76)	(362)
Balance, end of period	1,140	1,500	2,277
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	(5)	(2)
Available-for-sale securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Balance, beginning of period	565	1,087	1,420
Net gains (losses) included in net income	50	218	117
Net gains (losses) included in other comprehensive income	(1)	(169)	(47)
Purchases, sales, issuances and settlements, net	265	(571)	(403)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	879	565	1,087
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	(2)
Available-for-sale securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	405	252	281
Net gains (losses) included in net income	21	12	25
Net gains (losses) included in other comprehensive income	35	(46)	(25)
Purchases, sales, issuances and settlements, net	(29)	179	(29)
Transfers into Level 3	0	8	0
Transfers out of Level 3	0	0	0
Balance, end of period	432	405	252
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(2)	(32)	0
Available-for-sale securities [Member] | Mortgage-backed securities [Member]
Assets:
Balance, beginning of period	74	133	202
Net gains (losses) included in net income	0	17	20
Net gains (losses) included in other comprehensive income	1	(24)	(6)
Purchases, sales, issuances and settlements, net	17	(52)	(83)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	92	74	133
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(1)	(2)	(4)
Available-for-sale securities [Member] | Residential [Member]
Assets:
Balance, beginning of period	1	24	64
Net gains (losses) included in net income	0	5	11
Net gains (losses) included in other comprehensive income	0	(6)	(5)
Purchases, sales, issuances and settlements, net	0	(22)	(46)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	1	1	24
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Commercial [Member]
Assets:
Balance, beginning of period	73	109	138
Net gains (losses) included in net income	0	12	9
Net gains (losses) included in other comprehensive income	1	(18)	(1)
Purchases, sales, issuances and settlements, net	17	(30)	(37)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	91	73	109
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(1)	(2)	(4)
Available-for-sale securities [Member] | Asset-backed securities [Member]
Assets:
Balance, beginning of period	1,182	1,617	2,149
Net gains (losses) included in net income	2	2	5
Net gains (losses) included in other comprehensive income	(8)	6	(39)
Purchases, sales, issuances and settlements, net	(214)	(443)	(587)
Transfers into Level 3	0	0	89
Transfers out of Level 3	0	0	0
Balance, end of period	962	1,182	1,617
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(4)	(1)	0
Available-for-sale securities [Member] | Auto loans and leases [Member]
Assets:
Balance, beginning of period	0	245	492
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	19	(33)
Purchases, sales, issuances and settlements, net	0	(264)	(214)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	245
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Home equity loans [Member]
Assets:
Balance, beginning of period	0	0	0
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Other asset-backed securities [Member]
Assets:
Balance, beginning of period	1,182	1,372	1,657
Net gains (losses) included in net income	2	2	5
Net gains (losses) included in other comprehensive income	(8)	(13)	(6)
Purchases, sales, issuances and settlements, net	(214)	(179)	(373)
Transfers into Level 3	0	0	89
Transfers out of Level 3	0	0	0
Balance, end of period	962	1,182	1,372
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(4)	(1)	0
Available-for-sale securities [Member] | Equity securities [Member]
Assets:
Balance, beginning of period	0	663	729
Net gains (losses) included in net income	0	3	12
Net gains (losses) included in other comprehensive income	0	(2)	(29)
Purchases, sales, issuances and settlements, net	0	(24)	(49)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(640)	0
Balance, end of period	0	0	663
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Perpetual preferred securities [Member]
Assets:
Balance, beginning of period	0	663	729
Net gains (losses) included in net income	0	3	8
Net gains (losses) included in other comprehensive income	0	(2)	(29)
Purchases, sales, issuances and settlements, net	0	(24)	(45)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(640)	0
Balance, end of period	0	0	663
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Other marketable equity securities [Member]
Assets:
Balance, beginning of period	0	0	0
Net gains (losses) included in net income	0	0	4
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	0	(4)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Mortgages held for sale [Member]
Assets:
Balance, beginning of period	1,082	2,313	2,374
Net gains (losses) included in net income	(19)	23	4
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(159)	(977)	(276)
Transfers into Level 3	98	194	440
Transfers out of Level 3	(17)	(471)	(229)
Balance, end of period	985	1,082	2,313
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(24)	(23)	7
Loans [Member]
Assets:
Balance, beginning of period	5,316	5,788	5,723
Net gains (losses) included in net income	(59)	(128)	(52)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(4,499)	(344)	(104)
Transfers into Level 3	0	0	270
Transfers out of Level 3	0	0	(49)
Balance, end of period	758	5,316	5,788
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(24)	(117)	(32)
Mortgage servicing rights [Member]
Assets:
Balance, beginning of period	12,415	12,738	15,580
Net gains (losses) included in net income	(1,595)	(1,870)	(4,031)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	2,139	1,547	1,189
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	12,959	12,415	12,738
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	565	214	(2,122)
Derivative [Member]
Assets and Liabilities:
Balance, beginning of period	128	(23)	(465)
Net gains (losses) included in net income	812	1,259	1,653
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(1,113)	(1,045)	(1,325)
Transfers into Level 3	41	(15)	(20)
Transfers out of Level 3	51	(48)	134
Balance, end of period	(81)	128	(23)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	38	176	196
Derivative [Member] | Interest rate contract [Member]
Assets and Liabilities:
Balance, beginning of period	288	293	(40)
Net gains (losses) included in net income	843	1,132	1,588
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(1,003)	(1,137)	(1,255)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(7)	0	0
Balance, end of period	121	288	293
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	170	97	317
Derivative [Member] | Commodity contract [Member]
Assets and Liabilities:
Balance, beginning of period	12	1	(10)
Net gains (losses) included in net income	10	7	(21)
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(2)	6	(2)
Transfers into Level 3	4	(2)	(3)
Transfers out of Level 3	(1)	0	37
Balance, end of period	23	12	1
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	11	10	(1)
Derivative [Member] | Equity contract [Member]
Assets and Liabilities:
Balance, beginning of period	(111)	(84)	(46)
Net gains (losses) included in net income	(80)	116	96
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(156)	(82)	(214)
Transfers into Level 3	21	(13)	(17)
Transfers out of Level 3	59	(48)	97
Balance, end of period	(267)	(111)	(84)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(176)	74	(42)
Derivative [Member] | Foreign exchange contract [Member]
Assets and Liabilities:
Balance, beginning of period	0	0	9
Net gains (losses) included in net income	(3)	0	5
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(1)	0	(14)
Transfers into Level 3	16	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	12	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(4)	0	0
Derivative [Member] | Credit contract [Member]
Assets and Liabilities:
Balance, beginning of period	(3)	(189)	(375)
Net gains (losses) included in net income	31	19	26
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	49	167	160
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	77	(3)	(189)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	26	10	(38)
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Balance, beginning of period	(58)	(44)	(3)
Net gains (losses) included in net income	11	(15)	(41)
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	1	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(47)	(58)	(44)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	11	(15)	(40)
Other assets [Member]
Assets:
Balance, beginning of period	3,065	2,512	1,386
Net gains (losses) included in net income	(30)	456	518
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	224	97	608
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	3,259	3,065	2,512
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(30)	457	0
Short sale liabilities [Member]
Liabilities:
Balance, beginning of period	0	(6)	0
Net gains (losses) included in net income	0	0	1
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	6	(7)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	(6)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	1
Other liabilities [Member]
Liabilities:
Balance, beginning of period	(30)	(28)	(39)
Net gains (losses) included in net income	1	(13)	(10)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	25	11	21
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(4)	(30)	(28)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	$ 0	$ 0	$ (1)